GCAT 2022-NQM5 Trust ABS-15G

Exhibit 99.14

Client Name:
Client Project Name:	GCAT 2022-NQM5
Start - End Dates:	1/18/2022 - 1/27/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Credit/Mtg History
0 - Total Satisfied Conditions

0 - Total Waived Conditions

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Client Name:
Client Project Name:	GCAT 2022-NQM5
Start - End Dates:	1/18/2022 - 1/27/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
438639167	XXXXXX	NV	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS3836: Borrower Net Worth
- Clayton Comments:  Borrower has over 6 months reserves in PITI

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 12.64, max DTI 50

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 80, max 90

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  711 qualifying credit score

438639168	XXXXXX	NV	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Credit/Mtg History	Active	B	B	B	B	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	Provide Mortgage History for XXX; not reporting on the credit report.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrowers credit score is 785; guideline minimum in 640.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX with the current company for16 years.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is 36.92%; guideline maximum is 50%.

Client Name:
Client Project Name:	GCAT 2022-NQM5
Start - End Dates:	1/18/2022 - 1/27/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	1

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
438639167	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
438639168	Yes	XXXXXX	XXXXXX	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	No